Consolidated Balance Sheets In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Current assets
Cash and cash equivalents	$ 18,270	¥ 1,718,297	¥ 1,679,200
Time deposits	1,135	106,700	80,301
Marketable securities	15,371	1,445,663	1,181,070
Trade accounts and notes receivable, less allowance for doubtful accounts of ¥13,004 million in 2012 and ¥15,875 million ($169 million) in 2013	20,964	1,971,659	1,999,827
Finance receivables, net	54,414	5,117,660	4,114,897
Other receivables	4,601	432,693	408,547
Inventories	18,243	1,715,786	1,622,282
Deferred income taxes	7,968	749,398	718,687
Prepaid expenses and other current assets	5,604	527,034	516,378
Total current assets	146,570	13,784,890	12,321,189
Noncurrent finance receivables, net	73,830	6,943,766	5,602,462
Investments and other assets
Marketable securities and other securities investments	55,041	5,176,582	4,053,572
Affiliated companies	22,363	2,103,283	1,920,987
Employees receivables	571	53,741	56,524
Other	6,059	569,816	460,851
Total investments and other assets	84,034	7,903,422	6,491,934
Property, plant and equipment
Land	13,861	1,303,611	1,243,261
Buildings	41,194	3,874,279	3,660,912
Machinery and equipment	103,308	9,716,180	9,094,399
Vehicles and equipment on operating leases	32,302	3,038,011	2,575,353
Construction in progress	3,100	291,539	275,357
Total property, plant and equipment, at cost	193,765	18,223,620	16,849,282
Less - Accumulated depreciation	(120,918)	(11,372,381)	(10,613,902)
Total property, plant and equipment, net	72,847	6,851,239	6,235,380
Total assets	377,281	35,483,317	30,650,965
Current liabilities
Short-term borrowings	43,482	4,089,528	3,450,649
Current portion of long-term debt	28,755	2,704,428	2,512,620
Accounts payable	22,475	2,113,778	2,242,583
Other payables	7,667	721,065	629,093
Accrued expenses	23,238	2,185,537	1,828,523
Income taxes payable	1,662	156,266	133,778
Other current liabilities	10,015	941,918	984,328
Total current liabilities	137,294	12,912,520	11,781,574
Long-term liabilities
Long-term debt	78,020	7,337,824	6,042,277
Accrued pension and severance costs	8,146	766,112	708,402
Deferred income taxes	14,736	1,385,927	908,883
Other long-term liabilities	3,276	308,078	143,351
Total long-term liabilities	104,178	9,797,941	7,802,913
Toyota Motor Corporation shareholders' equity
Common stock, no par value, authorized: 10,000,000,000 shares in 2012 and 2013; issued: 3,447,997,492 shares in 2012 and 2013	4,222	397,050	397,050
Additional paid-in capital	5,859	551,040	550,650
Retained earnings	134,920	12,689,206	11,917,074
Accumulated other comprehensive income (loss)	(3,787)	(356,123)	(1,178,833)
Treasury stock, at cost, 281,187,739 shares in 2012 and 280,568,824 shares in 2013	(12,048)	(1,133,138)	(1,135,680)
Total Toyota Motor Corporation shareholders' equity	129,166	12,148,035	10,550,261
Noncontrolling interests	6,643	624,821	516,217
Total shareholders' equity	135,809	12,772,856	11,066,478
Commitments and contingencies
Total liabilities and shareholders' equity	$ 377,281	¥ 35,483,317	¥ 30,650,965